Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation Plans [Abstract]
Schedule Of Comparative Date For Performance Stock Units

	2017 Awards	2016 Awards	2015 Awards
TSR Awards
Shares of stock granted	7,304	9,541	10,761
Per-share fair value	$ 226.95	$ 150.74	$ 142.55
Volatility	21.8%	26.7%	25.2%
Risk-free interest rate	1.44%	0.89%	0.93%

EPS Awards
Shares of stock granted	7,304	9,541	10,761
Per-share fair value	$ 172.60	$ 126.37	$ 113.14

Common Assumptions
Service period (years)	2.9	2.9	2.9
Three-year measurement period ends December 31,	2019	2018	2017

Schedule Of Total Stock Option And PSU Award Activity

	Stock Options				Stock Awards		Performance Units (PSUs)
		Weighted Average		Aggregate		Weighted			Weighted
			Remaining	Intrinsic		Average	Number of		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date	Target		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards	Price	Units		Price
Outstanding at January 1, 2017	1,827,978	$114.09			45,267	$98.82	63,774		$118.95
Granted	330,550	231.91			3,762	203.52	27,622		156.04
Exercised/Vested	(422,914)	93.01			(38,273)	102.67	(36,812)		99.50
Canceled/ Forfeited	(37,156)	143.71			(1,050)	121.75	(852)		135.09
Outstanding at December 31, 2017	1,698,458	141.62	4.4	$173,650	9,706	121.75	53,732		151.09

Vested and expected to vest
at December 31, 2017	1,698,458	141.62	4.4	173,650	9,706	121.75	93,170	*	154.65
Exercisable at December 31, 2017	912,889	108.96	4.7	123,146	n.a.	n.a.	n.a.		n.a.
* Amount includes 37,466 share units which vested and were converted to shares of stock and distributed in the first quarter of 2018.

Schedule Of Other Data For Stock Option, Stock Awards And PSU Activity

	Years Ended December 31,
	2017	2016	2015
Total compensation expense of stock-based compensation
plans charged against income	$16,256	$13,773	$14,737
Total income tax benefit recognized in income for stock
based compensation expense charged against income	5,690	5,062	5,416
Total intrinsic value of stock options exercised	50,192	17,635	45,600
Total intrinsic value of stock awards vested during the period	6,983	7,429	12,065
Per-share weighted averaged grant-date fair value of
stock awards granted	203.52	126.53	121.75

Schedule Of Valuation Assumptions

	2017	2016	2015

Stock price on date of issuance	$231.91	$135.85	$157.36
Grant date fair value per share	$46.27	$22.74	$29.46
Number of options granted	330,550	505,775	422,750
Expected term (years)	4.0	4.0	4.0
Risk free rate of return	1.86%	1.09%	1.57%
Volatility	22.80%	21.10%	22.20%
Dividend yield	0.5%	0.8%	0.6%
Forfeiture rate	-	-	-

Schedule Of Other Data For Stock Options, Stock Awards And PSUs

	Stock	Stock
	Options	Awards	PSUs

Total unrecognized compensation at the end of the year	$23,900	$446	$3,716
Weighted average period over which unrecognized compensation to be recognized (years)	2.3	0.4	1.7
Actual income tax benefit realized	$17,271	$2,403	$3,195
Aggregate intrinsic value vested and expected to vest	$173,650	$2,367	$22,720